Consolidated Statement of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Current assets [abstract]
Cash and cash equivalents	$ 289,380	$ 389,100	$ 313,147
Fixed and pledged deposits	4,872	6,551	8,860
Trade receivables	66,048	88,808	92,561
Contract assets	43,736	58,808	49,365
Other receivables	11,814	15,885	13,220
Financial assets measured at fair value through profit or loss	22,145	29,776	23,983
Income tax receivable	263	354	17
Total current assets	438,258	589,282	501,153
Non-current assets [abstract]
Pledged deposits	434	584	456
Other receivables	3,733	5,019	4,771
Plant and equipment	30,710	41,292	39,709
Right-of-use assets	26,206	35,236	33,160
Goodwill and intangible assets	2,175	2,924	0
Deferred tax assets	2,575	3,463	1,943
Investment in an associate	0	0	318
Total non-current assets	65,833	88,518	80,357
Total assets	504,091	677,800	581,510
Current liabilities [abstract]
Other payables	36,980	49,723	39,096
Bank loans	0	0	13,847
Lease liabilities	13,252	17,818	14,550
Provision for reinstatement cost	3,928	5,282	3,663
Income tax payable	12,316	16,560	14,715
Total current liabilities	66,476	89,383	85,871
Non-current liabilities [abstract]
Bank loans	0	0	2,963
Lease liabilities	15,353	20,644	21,361
Provision for reinstatement cost	2,657	3,572	4,384
Defined benefit obligation	1,113	1,497	1,718
Deferred tax liabilities	634	852	1,507
Total non-current liabilities	19,757	26,565	31,933
Capital, reserves and non-controlling interests
Share capital	14	19	19
Reserves	163,313	219,590	227,181
Retained earnings	254,544	342,260	236,486
Equity attributable to owners of the Group	417,871	561,869	463,686
Non-controlling interests	(13)	(17)	20
Total equity	417,858	561,852	463,706
Total liabilities and equity	$ 504,091	$ 677,800	$ 581,510